Restructuring and Merger and Acquisition-Related Costs (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 63	$ 30
Payments for restructuring	32	22		$ 68
Professional fees associated with merger and acquisition activities		8
Severance costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	54	19	$ 24
Payments for restructuring				45
Contract termination and other related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9	$ 11	$ 21
Payments for restructuring				$ 23